Supplemental Cash Flow Information (Tables)	12 Months Ended
Sep. 28, 2013
Supplemental Cash Flow Information [Abstract]
Schedule Of Cash Payments For Interest And Income Taxes	The following table summarizes cash payments for interest and income taxes:

			in millions
	2013	2012	2011
Interest, net of amounts capitalized	$114	$274	$174
Income taxes, net of refunds	310	187	311